UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: September 30, 2006 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Caymus Capital Partners, L.P.
Address:  16800 Greenspoint Park Drive, Suite 99S
          Houston, Texas 177060

13F File Number:  028-11693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Caymus Capital Partners, L.P.
Title:  Managing Partner
Phone:  281-744-2054
Signature, Place and Date of Signing:

      Gregg Jacobson, Houston, TX    November 6, 2006


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       21

Form 13F Information Table Value Total:  3127427


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A

                                                        FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT/ PRN CALL DSCRETN MANAGERS    SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------- ------- ------ ------
Apache Corp                         COM       037411105            7       125035    SOLE               125035
Chesapeake Energy Corp              COM       165167107            5       176000    SOLE               176000
Chevron Corporation                 COM       166764100            4        63500    SOLE                63500
Cimarex Energy Co                   COM       171798101            1        51733    SOLE                51733
Canadian Natural Resources Ltd      COM       136385101            1       260800    SOLE               260800
ConocoPhillips                      COM       20825C104            1       240889    SOLE               240889
Devon Energy Corp                   COM       25179M103            8       137200    SOLE               137200
Encore Acquisition Co               COM       29255W100            7       303000    SOLE               303000
EOG Resources Inc                   COM       26875P101            3        50900    SOLE                50900
Gastar Exploration, Ltd.            COM       367299104            2        93900    SOLE                93900
Hess Corporation                    COM       42809H107            1       324500    SOLE               324500
Marathon Oil Corp                   COM       565849106            1       159900    SOLE               159900
Noble Energy Inc                    COM       655044105            4       108900    SOLE               108900
Newfield Exploration                COM       651290108            3        99400    SOLE                99400
Occidental Petroleum Corp           COM       674599105            1       283000    SOLE               283000
Petroleum Development Corp.         COM       716578109            5       126670    SOLE               126670
Pogo Producing Co.                  COM       730448107            4       105600    SOLE               105600
St Mary Land & Exploration Co       COM       792228108            2        69700    SOLE                69700
Suncor Energy, Inc.                 COM       867229106            1        22500    SOLE                22500
Swift Energy Co.                    COM       870738101            6       147300    SOLE               147300
Petrobank Energy & Resources        COM       71645P106            2       177000    SOLE               177000